LEASE LIABILITIES	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
LEASE LIABILITIES [Text Block]

13. LEASE LIABILITIES

The Company has four active leases comprised of land and buildings used in cultivation, processing, warehousing, and dispensary of its products. All leases were classified as operating leases in accordance with ASC 842.

A summary of the Company's weighted average discount rate used in calculating lease liabilities and weighted average remaining lease term is as follows:

	March 31, 2026	March 31, 2025
Weighted average discount rate	10.00%	10.00%
Weighted average remaining lease term (years)	8.64	9.60

On June 11, 2024, the Company entered into a lease agreement for the new dispensary store in South Reno, Nevada. The lease commenced on July 1, 2024, and will expire on June 30, 2034. Monthly payments are required at the beginning of each calendar month, with the first payment of $14,300 made on the lease commencement date. The base rent will increase by 3% annually. The lease is classified as an operating lease with an implicit interest rate of 10%. Accordingly, the Company recognized a lease liability valued at $1,221,143.

For the year ended March 31, 2026, the Company incurred operating lease costs of $1,646,789 (2025 - $1,597,609). Of these amounts, during the year ended March 31, 2026, $812,368 were allocated to inventory (2025 - $812,368).

A summary of the maturity of contractual undiscounted liabilities associated with the Company's operating leases as at March 31, 2026 is as follows:

Year ending March 31,	$
2027	1,582,287
2028	1,629,756
2029	1,678,649
2030	1,729,007
Thereafter	8,361,370
Total undiscounted lease liabilities	14,981,069
Effects of discounting	(5,209,945)
Total present value of minimum lease payments	9,771,124
Current portion of lease liability	634,817
Lease liabilities	9,136,307